Real Estate Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Landsea Homes [Member]
Schedule of real estate inventories

Real estate inventories are summarized as follows:

	September 30, 2020	December 31, 2019
	(dollars in thousands)
Deposits and pre-acquisition costs	$18,078	$24,794
Land held and land under development	224,340	178,183
Homes completed or under construction	449,522	369,364
Model homes	36,215	25,838
Total real estate inventory	$728,155	$598,179

Real estate inventories are summarized as follows:

	December 31,
	2019	2018
	(dollars in thousands)
Deposits and pre-acquisition costs	$24,794	$35,361
Land held and land under development	178,183	120,471
Homes completed or under construction	369,364	404,092
Model homes	25,838	20,549
Total owned inventory	598,179	580,473
Real estate inventories not owned	—	66,680
Total real estate inventory	$598,179	$647,153